Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,133		16,133
Money market funds	198	198

Short-term investments:
Held-to-maturity debt investments	124,132		124,132

Convertible senior notes, current portion	4,967		4,967

Long-term investments:
Held-to-maturity debt investment	9,754		9,754

Long-term notes payable	52,575		52,575

Convertible senior notes, non-current portion	12,078		12,078

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,865		2,865

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,978	12,978
Investments accounted for at fair value	2,238			2,238
Available-for-sale debt investments	2,607			2,607

Total assets measured at fair value	20,688	12,978	2,865	4,845

Accounts payable and accrued liabilities:
Derivative instruments	40		40

Amounts due to related parties, current:
Financial liability	327		327

Total liabilities measured at fair value	367	—	367

			Fair value measurement or disclosure at December 31, 2021 using
	Total fair value at December 31, 2021		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,262	2,552		16,262
Money market funds	3	—	3

Short-term investments:
Held-to-maturity debt investments	141,584	22,218		141,584

Long-term investments:
Held-to-maturity debt investment	8,014	1,258		8,014

Notes payable, current portion	10,659	1,673		10,659

Notes payable, non-current portion	45,073	7,073		45,073

Convertible senior notes, non-current portion	9,547	1,498		9,547

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,557	401		2,557

Long-term investments:
Equity investments at fair value with readily determinable fair value	16,375	2,570	16,375
Equity investments without readily determinable fair value using NAV practical expedient (i)	957	150
Investments accounted for at fair value	4,228	663	457		3,771
Available-for-sale debt investments	2,262	355			2,262

Other non-current assets
Derivative instruments	149	23		149

Total assets measured at fair value	26,528	4,162	16,832	2,706	6,033

Amounts due to related parties, current:
Financial liability	288	45		288

Total liabilities measured at fair value	288	45		288

(i)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2019	1,819
Additions	371
Disposals	(63)
Net unrealized fair value increase recognized in earnings	151
Foreign currency translation adjustments	(40)

Balance at December 31, 2020	2,238
Additions	475
Disposals	(59)
Net unrealized fair value increase recognized in earnings	1,187
Foreign currency translation adjustments	(20)
Transition to assets categorized within level 1 (i)	(50)

Balance at December 31, 2021	3,771

Balance at December 31, 2021, in US$	592

(i)	The fair value hierarchy of certain equity investments were transferred from level 3 to level 1 due to the public listing of the investees during the year ended December 31, 2021

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2019	3,970
Additions	5
Disposals	(500)
Reclassification	412
Conversion to equity investment	(1,355)
Share of losses in excess of equity method investment in ordinary shares	(82)
Net unrealized fair value increase recognized in other comprehensive income	153
Accrued interest	68
Foreign currency translation adjustments	(64)

Balance at December 31, 2020	2,607
Additions	67
Conversion to equity investment	(18)
Share of losses in excess of equity method investment in ordinary shares	(207)
Net unrealized fair value change recognized in other comprehensive income	(243)
Accrued interest	75
Foreign currency translation adjustments	(19)

Balance at December 31, 2021	2,262

Balance at December 31, 2021, in US$	355

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes the Company’s financial assets held as of December 31, 2020 and 2021 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2020 and 2021:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2020
Long-term investments (i)	14,205		367		13,838	3,725		(1,862)
Intangible assets (i)	62		—	—	62			(350)
Mainland China film group—Licensed copyrights as of March 31, 2020 (ii)	7,186		—	—	7,186			(390)
Mainland China film group—Produced contents as of March 31, 2020 (ii)	4,124		—	—	4,124			(210)
Produced content monetized on its own (iii)	40		—	—	40			(205)

As of December 31, 2021
Long-term investments (i)	9,653	1,515	—	145	9,508	896	141	(4,316)	(677)
Produced content monetized on its own (iii)	30	5	—	—	30			(161)	(25)

(i)
Due to factors such as the outbreak of coronavirus
(COVID-19)
resulting in declined financial performances and changes in business circumstances of certain investees, the Company recognized impairment charges of long-term investments in the consolidated statement of comprehensive (loss) income during the years ended December 31, 2020 and 2021. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value. The Company recognized impairment loss on intangible assets as of March 31, 2020. The impairment loss on intangible assets in 2021 was immaterial.

(ii)
The outbreak of
COVID-19
during the first quarter of 2020 also has resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Company performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Company uses a discounted cash flow approach to estimate the fair value. The Company estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Company has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at
32%-37%
of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Company recognizing an impairment charge of RMB390 million related to licensed copyrights and RMB210 million related to produced content, respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.

(iii)
In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, an impairment charge of RMB205 million and RMB161 million (US$25 million) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive income for the years ended December 31, 2020 and 2021, respectively. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.